UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-22114

Name of Registrant: Vanguard Montgomery Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1: Schedule of Investments

	Vanguard Market Neutral Fund
	Schedule of Investments
	March 31, 2010
			Market Value
		Shares	($000)
	Common Stocks - Long Positions (90.1%)
	Consumer Discretionary (12.9%)
†	Home Depot Inc.	26,100	844
* †	priceline.com Inc.	1,600	408
	TJX Cos. Inc.	9,400	400
†	Ltd Brands Inc.	15,500	382
†	Coach Inc.	9,500	375
†	Ross Stores Inc.	6,200	332
†	Gap Inc.	12,900	298
	Staples Inc.	12,400	290
	Johnson Controls Inc.	7,200	238
†	Time Warner Cable Inc.	3,800	203
†	Wyndham Worldwide Corp.	7,800	201
†	Phillips-Van Heusen Corp.	3,500	201
†	Garmin Ltd.	5,100	196
†	Darden Restaurants Inc.	4,400	196
†	Gannett Co. Inc.	11,700	193
†	DR Horton Inc.	15,200	191
* †	TRW Automotive Holdings Corp.	6,700	191
†	Jarden Corp.	5,700	190
* †	Big Lots Inc.	5,200	189
* †	Liberty Media Corp. - Starz	3,414	187
†	DISH Network Corp. Class A	8,700	181
†	Time Warner Inc.	5,800	181
†	Brinker International Inc.	9,200	177
* †	Starbucks Corp.	7,200	175
* †	Ford Motor Co.	13,900	175
†	Advance Auto Parts Inc.	4,000	168
†	H&R Block Inc.	9,300	166
†	McGraw-Hill Cos. Inc.	4,600	164
	Walt Disney Co.	4,700	164
* †	Aeropostale Inc.	5,550	160

* †	New York Times Co. Class A	13,900	155
	Expedia Inc.	6,000	150
*	Dollar Tree Inc.	2,500	148
*	AutoNation Inc.	7,400	134
†	MDC Holdings Inc.	3,700	128
†	Whirlpool Corp.	1,200	105
	Hasbro Inc.	2,300	88
*	Career Education Corp.	2,600	82
*	Penske Auto Group Inc.	5,400	78
*	Corinthian Colleges Inc.	4,200	74
	Comcast Corp. Class A	3,400	64
	Chico's FAS Inc.	4,100	59
*	Goodyear Tire & Rubber Co.	4,400	56
†	Family Dollar Stores Inc.	1,500	55
	Thor Industries Inc.	1,500	45
*	Chipotle Mexican Grill Inc. Class A	300	34
	Macy's Inc.	1,300	28
	Weight Watchers International Inc.	1,100	28
*	Deckers Outdoor Corp.	200	28
†	Mattel Inc.	1,100	25
*	Panera Bread Co. Class A	300	23
	Jones Apparel Group Inc.	1,200	23
*	Madison Square Garden Inc. Class A	100	2
			9,028
	Consumer Staples (11.2%)
†	Philip Morris International Inc.	22,300	1,163
†	CVS Caremark Corp.	22,200	812
†	Walgreen Co.	17,600	653
†	General Mills Inc.	8,500	602
†	Estee Lauder Cos. Inc. Class A	7,100	461
†	Tyson Foods Inc. Class A	21,300	408
†	ConAgra Foods Inc.	15,200	381
†	Dr Pepper Snapple Group Inc.	10,167	358
	Archer-Daniels-Midland Co.	11,600	335
†	Sara Lee Corp.	20,200	281
	HJ Heinz Co.	5,800	265
	Lorillard Inc.	3,300	248

†	Kellogg Co.	4,500	240
†	Del Monte Foods Co.	13,300	194
†	Coca-Cola Enterprises Inc.	7,000	194
	Reynolds American Inc.	3,300	178
* †	Rite Aid Corp.	115,400	173
	SUPERVALU Inc.	8,900	148
†	Hershey Co.	3,200	137
	JM Smucker Co.	2,200	133
	Avon Products Inc.	3,800	129
†	Mead Johnson Nutrition Co.	2,251	117
	Hormel Foods Corp.	2,200	92
	Herbalife Ltd.	1,800	83
	Kimberly-Clark Corp.	1,200	75
†	Clorox Co.	1,000	64
			7,924
	Energy (7.1%)
	ConocoPhillips	16,500	844
	Apache Corp.	7,200	731
†	Marathon Oil Corp.	13,200	418
* †	Newfield Exploration Co.	6,000	312
†	Williams Cos. Inc.	11,400	263
†	Helmerich & Payne Inc.	5,800	221
* †	Rowan Cos. Inc.	7,100	207
	Murphy Oil Corp.	3,600	202
	Cimarex Energy Co.	3,200	190
* †	Oceaneering International Inc.	2,900	184
* †	Oil States International Inc.	4,000	181
†	Peabody Energy Corp.	3,900	178
†	Consol Energy Inc.	3,600	154
	El Paso Corp.	13,400	145
*	Helix Energy Solutions Group Inc.	10,400	136
†	EXCO Resources Inc.	7,400	136
*	FMC Technologies Inc.	1,900	123
*	Nabors Industries Ltd.	5,100	100
*	Plains Exploration & Production Co.	2,600	78
*	Forest Oil Corp.	2,300	59
	Diamond Offshore Drilling Inc.	600	53

	National Oilwell Varco Inc.	1,100	45
	Southern Union Co.	1,300	33
	Devon Energy Corp.	400	26
*	McMoRan Exploration Co.	1,400	20
			5,039
	Financials (11.8%)
†	Travelers Cos. Inc.	12,600	680
†	JPMorgan Chase & Co.	12,100	541
†	Prudential Financial Inc.	7,800	472
†	Ameriprise Financial Inc.	9,500	431
†	Bank of America Corp.	22,700	405
†	Unum Group	13,600	337
	Wells Fargo & Co.	8,300	258
	Marsh & McLennan Cos. Inc.	10,000	244
†	US Bancorp	8,700	225
†	Progressive Corp.	10,400	199
†	Torchmark Corp.	3,700	198
†	New York Community Bancorp Inc.	11,900	197
	Unitrin Inc.	7,000	196
†	American Financial Group Inc.	6,700	191
†	BOK Financial Corp.	3,600	189
†	Chubb Corp.	3,600	187
†	Bank of Hawaii Corp.	4,000	180
†	Franklin Resources Inc.	1,600	177
†	Endurance Specialty Holdings Ltd.	4,700	175
†	BlackRock Inc.	800	174
†	Federated Investors Inc. Class B	6,200	164
	Fulton Financial Corp.	16,000	163
†	Hudson City Bancorp Inc.	11,400	161
	Goldman Sachs Group Inc.	900	154
*	CNA Financial Corp.	5,500	147
	Everest Re Group Ltd.	1,800	146
	NYSE Euronext	4,700	139
*	SLM Corp.	10,600	133
†	Student Loan Corp.	3,400	121
†	Allied World Assurance Co. Holdings Ltd.	2,600	117
	M&T Bank Corp.	1,300	103

	Macerich Co.	2,700	103
*	AmeriCredit Corp.	4,200	100
	First Citizens BancShares Inc. Class A	500	99
*	CB Richard Ellis Group Inc. Class A	5,700	90
	Cincinnati Financial Corp.	2,900	84
	International Bancshares Corp.	3,500	80
	Montpelier Re Holdings Ltd.	4,400	74
	Aspen Insurance Holdings Ltd.	2,400	69
	RenaissanceRe Holdings Ltd.	1,100	62
	Ares Capital Corp.	4,000	59
	Jefferies Group Inc.	2,400	57
	Duke Realty Corp.	4,600	57
*	Arch Capital Group Ltd.	600	46
	Capital One Financial Corp.	900	37
	Capitol Federal Financial	900	34
	Transatlantic Holdings Inc.	600	32
†	Cullen/Frost Bankers Inc.	500	28
	Loews Corp.	200	7
			8,322
	Health Care (14.0%)
* †	Amgen Inc.	16,600	992
	Bristol-Myers Squibb Co.	29,300	782
†	UnitedHealth Group Inc.	20,900	683
†	Eli Lilly & Co.	16,700	605
	Medtronic Inc.	12,700	572
	McKesson Corp.	7,600	499
* †	Mylan Inc.	19,800	450
* †	Forest Laboratories Inc.	12,800	401
* †	WellPoint Inc.	5,600	361
†	Pfizer Inc.	18,800	322
*	Biogen Idec Inc.	5,500	315
*	Life Technologies Corp.	6,000	314
	Cardinal Health Inc.	6,900	249
* †	Lincare Holdings Inc.	4,500	202
* †	LifePoint Hospitals Inc.	5,300	195
* †	Health Management Associates Inc. Class A	22,700	195
†	AmerisourceBergen Corp. Class A	6,700	194

* †	Kinetic Concepts Inc.	4,000	191
†	Universal Health Services Inc. Class B	5,300	186
* †	Community Health Systems Inc.	5,000	185
†	Cooper Cos. Inc.	4,700	183
* †	Tenet Healthcare Corp.	29,500	169
†	Quest Diagnostics Inc.	2,800	163
*	Bruker Corp.	10,800	158
*	Humana Inc.	3,300	154
	Perrigo Co.	2,400	141
	Merck & Co. Inc.	3,600	134
*	Cephalon Inc.	1,900	129
	CIGNA Corp.	3,200	117
*	Hospira Inc.	2,000	113
*	Medco Health Solutions Inc.	1,600	103
*	Watson Pharmaceuticals Inc.	2,100	88
	Beckman Coulter Inc.	1,400	88
* †	Mettler-Toledo International Inc.	600	66
*	Salix Pharmaceuticals Ltd.	1,500	56
	STERIS Corp.	1,300	44
* †	Millipore Corp.	400	42
*	Amedisys Inc.	700	39
*	Laboratory Corp. of America Holdings	300	23
			9,903
	Industrials (9.2%)
†	Raytheon Co.	17,000	971
†	L-3 Communications Holdings Inc.	7,000	641
†	Northrop Grumman Corp.	8,700	570
†	Avery Dennison Corp.	6,300	229
†	Hubbell Inc. Class B	3,900	197
†	Joy Global Inc.	3,400	192
†	Lockheed Martin Corp.	2,300	191
†	Flowserve Corp.	1,700	187
†	United Parcel Service Inc. Class B	2,900	187
†	Carlisle Cos. Inc.	4,800	183
†	Pitney Bowes Inc.	7,300	178
* †	Owens Corning	6,900	176
*	Navistar International Corp.	3,900	174

†	ITT Corp.	3,200	172
*	Oshkosh Corp.	4,200	169
	Republic Services Inc. Class A	5,800	168
* †	Hertz Global Holdings Inc.	16,500	165
†	Brink's Co.	5,700	161
†	RR Donnelley & Sons Co.	7,500	160
	Masco Corp.	9,800	152
	Crane Co.	4,000	142
†	Ryder System Inc.	3,500	136
	Manpower Inc.	2,200	126
*	Armstrong World Industries Inc.	3,300	120
	3M Co.	1,400	117
†	Equifax Inc.	3,200	115
* †	General Cable Corp.	3,700	100
	Southwest Airlines Co.	6,700	89
†	Copa Holdings SA Class A	1,300	79
	FedEx Corp.	700	65
	Toro Co.	1,000	49
*	Alliant Techsystems Inc.	600	49
*	UAL Corp.	2,300	45
*	URS Corp.	600	30
†	Iron Mountain Inc.	1,000	27
			6,512
	Information Technology (15.0%)
†	International Business Machines Corp.	10,100	1,295
†	Hewlett-Packard Co.	22,500	1,196
†	Microsoft Corp.	39,100	1,144
* †	Computer Sciences Corp.	12,600	687
†	CA Inc.	18,900	444
†	Harris Corp.	8,500	404
	Automatic Data Processing Inc.	9,000	400
	Intel Corp.	13,800	307
*	SanDisk Corp.	8,500	294
*	Juniper Networks Inc.	9,200	282
*	BMC Software Inc.	6,000	228
* †	Amdocs Ltd.	7,000	211
* †	Marvell Technology Group Ltd.	9,400	192

* †	Micron Technology Inc.	18,200	189
†	Xilinx Inc.	7,200	184
* †	Vishay Intertechnology Inc.	17,800	182
* †	Teradata Corp.	6,200	179
* †	Hewitt Associates Inc. Class A	4,500	179
* †	LSI Corp.	28,600	175
* †	Tech Data Corp.	4,100	172
* †	Google Inc. Class A	300	170
* †	Western Digital Corp.	4,300	168
* †	Seagate Technology	8,900	163
* †	Ingram Micro Inc.	8,600	151
	Fidelity National Information Services Inc.	5,900	138
*	Cognizant Technology Solutions Corp. Class A	2,700	138
*	Avnet Inc.	4,500	135
*	VeriFone Holdings Inc.	6,400	129
*	Teradyne Inc.	11,100	124
	Maxim Integrated Products Inc.	6,300	122
*	Red Hat Inc.	3,400	100
†	Oracle Corp.	3,400	87
*	AOL Inc.	3,200	81
*	Sybase Inc.	1,400	65
	Jabil Circuit Inc.	4,000	65
*	Symantec Corp.	3,800	64
* †	Sohu.com Inc.	800	44
*	Arris Group Inc.	3,700	44
	Texas Instruments Inc.	1,800	44
	Global Payments Inc.	900	41
	Plantronics Inc.	1,300	41
*	NetApp Inc.	1,200	39
*	Veeco Instruments Inc.	700	30
	Lender Processing Services Inc.	600	23
*	MICROS Systems Inc.	700	23
*	VeriSign Inc.	800	21
*	Cypress Semiconductor Corp.	1,700	20
			10,614
	Materials (3.6%)
†	Lubrizol Corp.	4,100	376

†	Eastman Chemical Co.	4,400	280
†	International Paper Co.	9,500	234
†	Walter Energy Inc.	2,100	194
†	Freeport-McMoRan Copper & Gold Inc.	2,300	192
	PPG Industries Inc.	2,900	190
†	Celanese Corp. Class A	5,700	182
†	Ball Corp.	3,400	181
* †	Pactiv Corp.	6,500	164
	EI du Pont de Nemours & Co.	4,200	156
	Sonoco Products Co.	3,500	108
*	Solutia Inc.	4,200	68
*	Crown Holdings Inc.	1,700	46
*	Domtar Corp.	700	45
	Cytec Industries Inc.	600	28
	AK Steel Holding Corp.	1,200	27
†	Bemis Co. Inc.	900	26
	Ashland Inc.	500	26
			2,523
	Telecommunication Services (1.2%)
†	Qwest Communications International Inc.	40,100	209
†	CenturyTel Inc.	5,300	188
†	Windstream Corp.	14,800	161
*	NeuStar Inc. Class A	4,000	101
*	tw telecom inc Class A	3,500	63
	Telephone & Data Systems Inc.	1,800	61
	AT&T Inc.	1,900	49
	Frontier Communications Corp.	5,900	44
			876

	Utilities (4.1%)
	Duke Energy Corp.	22,900	374
†	NiSource Inc.	18,800	297
	Oneok Inc.	5,700	260
	DTE Energy Co.	5,700	254
†	CMS Energy Corp.	12,100	187
	Xcel Energy Inc.	8,500	180
†	Atmos Energy Corp.	6,100	174

	Integrys Energy Group Inc.	3,200	152
* †	AES Corp.	13,700	151
	Constellation Energy Group Inc.	3,900	137
†	Exelon Corp.	3,000	131
	AGL Resources Inc.	3,400	131
	National Fuel Gas Co.	2,300	116
	Ameren Corp.	4,200	109
	Nicor Inc.	2,600	109
	NSTAR	1,800	64
	DPL Inc.	2,100	57
			2,883

	Total Common Stocks - Long Positions
	(Cost $53,394)		63,624

	Common Stocks Sold Short (-85.1%)
	Consumer Discretionary (-10.6%)
	McDonald's Corp.	(16,100)	(1074)
	Fortune Brands Inc.	(6,700)	(325)
*	Las Vegas Sands Corp.	(13,500)	(286)
*	Urban Outfitters Inc.	(5,300)	(202)
	Abercrombie & Fitch Co.	(4,400)	(201)
	Walt Disney Co.	(5,700)	(199)
*	BorgWarner Inc.	(5,200)	(199)
*	Toll Brothers Inc.	(9,400)	(196)
	Interactive Data Corp.	(6,100)	(195)
	Wendy's/Arby's Group Inc. Class A	(38,700)	(193)
*	Interpublic Group of Cos. Inc.	(23,100)	(192)
	International Game Technology	(10,400)	(192)
	American Eagle Outfitters Inc.	(10,200)	(189)
*	Pulte Group Inc.	(16,700)	(188)
	Hasbro Inc.	(4,900)	(188)
	NIKE Inc. Class B	(2,500)	(184)
*	O'Reilly Automotive Inc.	(4,400)	(184)
*	LKQ Corp.	(8,900)	(181)
	Staples Inc.	(7,600)	(178)
*	Clear Channel Outdoor Holdings Inc. Class A	(16,700)	(177)

* Morningstar Inc.	(3,600)	(173)
* GameStop Corp. Class A	(7,800)	(171)
Lowe's Cos. Inc.	(6,900)	(167)
* DreamWorks Animation SKG Inc. Class A	(4,200)	(165)
* Boyd Gaming Corp.	(16,200)	(160)
International Speedway Corp. Class A	(6,100)	(157)
Harley-Davidson Inc.	(5,600)	(157)
* Penn National Gaming Inc.	(5,600)	(156)
* Scientific Games Corp. Class A	(10,700)	(151)
* Apollo Group Inc. Class A	(2,400)	(147)
Starwood Hotels & Resorts Worldwide Inc.	(3,000)	(140)
Foot Locker Inc.	(9,300)	(140)
Carnival Corp.	(2,700)	(105)
VF Corp.	(1,300)	(104)
H&R Block Inc.	(5,800)	(103)
Wynn Resorts Ltd.	(1,200)	(91)
Washington Post Co. Class B	(200)	(89)
* Liberty Global Inc. Class A	(2,800)	(82)
* MGM Mirage	(5,800)	(70)
JC Penney Co. Inc.	(800)	(26)
* WMS Industries Inc.	(500)	(21)
		(7,498)
Consumer Staples (-8.0%)
Coca-Cola Co.	(23,500)	(1293)
PepsiCo Inc.	(19,300)	(1277)
Procter & Gamble Co.	(11,000)	(696)
Kroger Co.	(18,300)	(396)
McCormick & Co. Inc.	(6,500)	(249)
* Hansen Natural Corp.	(4,600)	(200)
CVS Caremark Corp.	(5,300)	(194)
Altria Group Inc.	(8,900)	(183)
Church & Dwight Co. Inc.	(2,700)	(181)
Flowers Foods Inc.	(6,500)	(161)
Alberto-Culver Co. Class B	(5,800)	(152)
Lorillard Inc.	(2,000)	(150)
Kellogg Co.	(2,100)	(112)
Bunge Ltd.	(1,600)	(99)

* Whole Foods Market Inc.	(1,900)	(69)
Sysco Corp.	(1,800)	(53)
* Energizer Holdings Inc.	(700)	(44)
* Constellation Brands Inc. Class A	(2,000)	(33)
Brown-Forman Corp. Class B	(400)	(24)
Safeway Inc.	(900)	(22)
* Dean Foods Co.	(1,400)	(22)
* Ralcorp Holdings Inc.	(300)	(20)
		(5,630)
Energy (-9.3%)
Exxon Mobil Corp.	(16,500)	(1105)
Schlumberger Ltd.	(15,700)	(996)
Halliburton Co.	(21,400)	(645)
Spectra Energy Corp.	(21,100)	(475)
EOG Resources Inc.	(3,800)	(353)
Range Resources Corp.	(7,300)	(342)
National Oilwell Varco Inc.	(7,400)	(300)
Chesapeake Energy Corp.	(11,300)	(267)
* Ultra Petroleum Corp.	(4,400)	(205)
* CNX Gas Corp.	(5,200)	(198)
Cabot Oil & Gas Corp.	(5,200)	(191)
Sunoco Inc.	(6,200)	(184)
* Denbury Resources Inc.	(10,800)	(182)
Valero Energy Corp.	(9,200)	(181)
* Petrohawk Energy Corp.	(7,700)	(156)
Arch Coal Inc.	(6,600)	(151)
Smith International Inc.	(3,100)	(133)
* Comstock Resources Inc.	(4,100)	(130)
* Alpha Natural Resources Inc.	(2,500)	(125)
* Atlas Energy Inc.	(3,700)	(115)
* Pride International Inc.	(3,200)	(96)
* Dresser-Rand Group Inc.	(700)	(22)
* Cameron International Corp.	(500)	(21)
* Superior Energy Services Inc.	(1,000)	(21)
Overseas Shipholding Group Inc.	(500)	(20)
Holly Corp.	(700)	(20)
		(6,634)

Financials (-9.7%)
Charles Schwab Corp.	(25,700)	(480)
MetLife Inc.	(10,800)	(468)
* IntercontinentalExchange Inc.	(2,500)	(280)
Bank of New York Mellon Corp.	(8,400)	(259)
Progressive Corp.	(11,400)	(218)
Old Republic International Corp.	(15,400)	(195)
Whitney Holding Corp.	(14,100)	(194)
Erie Indemnity Co. Class A	(4,400)	(190)
CME Group Inc.	(600)	(190)
AON Corp.	(4,300)	(184)
American National Insurance Co.	(1,600)	(182)
Arthur J Gallagher & Co.	(7,400)	(182)
Wesco Financial Corp.	(470)	(181)
Invesco Ltd.	(8,200)	(180)
CapitalSource Inc.	(32,000)	(179)
* Alleghany Corp.	(612)	(178)
Brown & Brown Inc.	(9,700)	(174)
Marsh & McLennan Cos. Inc.	(7,000)	(171)
* Genworth Financial Inc. Class A	(9,200)	(169)
* MSCI Inc. Class A	(4,600)	(166)
Legg Mason Inc.	(5,700)	(163)
Huntington Bancshares Inc.	(30,400)	(163)
Fidelity National Financial Inc. Class A	(10,900)	(162)
Principal Financial Group Inc.	(5,200)	(152)
SunTrust Banks Inc.	(5,500)	(147)
AvalonBay Communities Inc.	(1,600)	(138)
Greenhill & Co. Inc.	(1,500)	(123)
Popular Inc.	(40,800)	(119)
People's United Financial Inc.	(7,500)	(117)
KeyCorp	(14,900)	(115)
* NASDAQ OMX Group Inc.	(4,900)	(103)
Marshall & Ilsley Corp.	(11,300)	(91)
* TD Ameritrade Holding Corp.	(4,500)	(86)
First Niagara Financial Group Inc.	(5,600)	(80)
* Leucadia National Corp.	(3,000)	(74)
Associated Banc-Corp	(4,900)	(68)

Lincoln National Corp.	(2,000)	(61)
BRE Properties Inc.	(1,600)	(57)
Corporate Office Properties Trust SBI	(1,400)	(56)
Lazard Ltd. Class A	(1,500)	(54)
Regions Financial Corp.	(6,700)	(53)
* E*Trade Financial Corp.	(30,000)	(50)
Plum Creek Timber Co. Inc.	(1,200)	(47)
National Retail Properties Inc.	(1,900)	(43)
UDR Inc.	(2,400)	(42)
Janus Capital Group Inc.	(1,600)	(23)
Comerica Inc.	(600)	(23)
BB&T Corp.	(700)	(23)
		(6,853)
Health Care (-11.8%)
Abbott Laboratories	(18,500)	(975)
* Celgene Corp.	(12,100)	(750)
* Gilead Sciences Inc.	(12,800)	(582)
Baxter International Inc.	(9,300)	(541)
* Genzyme Corp.	(7,300)	(378)
Allergan Inc.	(5,000)	(327)
* Vertex Pharmaceuticals Inc.	(7,700)	(315)
Aetna Inc.	(8,100)	(284)
DENTSPLY International Inc.	(7,600)	(265)
* Intuitive Surgical Inc.	(600)	(209)
* Gen-Probe Inc.	(4,000)	(200)
Patterson Cos. Inc.	(6,400)	(199)
* St. Jude Medical Inc.	(4,800)	(197)
* Abraxis Bioscience Inc.	(3,800)	(197)
* Covance Inc.	(3,200)	(196)
* Health Net Inc.	(7,600)	(189)
Stryker Corp.	(3,300)	(189)
* Amylin Pharmaceuticals Inc.	(8,300)	(187)
* Zimmer Holdings Inc.	(3,100)	(183)
Medtronic Inc.	(4,000)	(180)
* United Therapeutics Corp.	(3,200)	(177)
* VCA Antech Inc.	(6,300)	(177)
CIGNA Corp.	(4,600)	(168)

Beckman Coulter Inc.	(2,500)	(157)
* Boston Scientific Corp.	(20,000)	(144)
PerkinElmer Inc.	(5,100)	(122)
* Illumina Inc.	(3,100)	(121)
CR Bard Inc.	(1,200)	(104)
* Express Scripts Inc.	(1,000)	(102)
* Human Genome Sciences Inc.	(3,200)	(97)
* ResMed Inc.	(1,400)	(89)
* Alexion Pharmaceuticals Inc.	(1,600)	(87)
Pharmaceutical Product Development Inc.	(2,600)	(62)
* Myriad Genetics Inc.	(2,100)	(50)
* Cerner Corp.	(400)	(34)
* Onyx Pharmaceuticals Inc.	(900)	(27)
Pfizer Inc.	(1,500)	(26)
* Inverness Medical Innovations Inc.	(500)	(19)
		(8,306)
Industrials (-10.2%)
Emerson Electric Co.	(16,500)	(831)
United Parcel Service Inc. Class B	(10,200)	(657)
Precision Castparts Corp.	(2,900)	(367)
Robert Half International Inc.	(10,700)	(326)
Fastenal Co.	(5,900)	(283)
Danaher Corp.	(2,500)	(200)
* Kansas City Southern	(5,500)	(199)
IDEX Corp.	(6,000)	(199)
Expeditors International of Washington Inc.	(5,300)	(196)
* AGCO Corp.	(5,400)	(194)
* Terex Corp.	(8,500)	(193)
Manitowoc Co. Inc.	(14,400)	(187)
* Waste Connections Inc.	(5,500)	(187)
* Continental Airlines Inc. Class B	(8,500)	(187)
Republic Services Inc. Class A	(6,400)	(186)
* McDermott International Inc.	(6,800)	(183)
AMETEK Inc.	(4,400)	(182)
Alexander & Baldwin Inc.	(5,500)	(182)
Wabtec Corp.	(4,300)	(181)
Kennametal Inc.	(6,400)	(180)

Roper Industries Inc.	(3,100)	(179)
Landstar System Inc.	(4,100)	(172)
* Shaw Group Inc.	(4,600)	(158)
* Covanta Holding Corp.	(9,500)	(158)
Textron Inc.	(6,800)	(144)
Fluor Corp.	(3,100)	(144)
Parker Hannifin Corp.	(2,200)	(142)
* Jacobs Engineering Group Inc.	(2,900)	(131)
Flowserve Corp.	(1,000)	(110)
* Stericycle Inc.	(2,000)	(109)
Joy Global Inc.	(1,800)	(102)
Iron Mountain Inc.	(3,200)	(88)
* Quanta Services Inc.	(3,700)	(71)
Cintas Corp.	(2,100)	(59)
JB Hunt Transport Services Inc.	(1,000)	(36)
Norfolk Southern Corp.	(600)	(34)
* Copart Inc.	(900)	(32)
Goodrich Corp.	(400)	(28)
		(7,197)
Information Technology (-10.9%)
QUALCOMM Inc.	(28,200)	(1184)
Visa Inc. Class A	(6,900)	(628)
* Google Inc. Class A	(1,010)	(573)
Paychex Inc.	(11,400)	(350)
* Salesforce.com Inc.	(3,300)	(246)
Western Union Co.	(12,300)	(209)
* Trimble Navigation Ltd.	(6,900)	(198)
* Itron Inc.	(2,700)	(196)
* Juniper Networks Inc.	(6,300)	(193)
* Citrix Systems Inc.	(4,000)	(190)
* Atmel Corp.	(37,200)	(187)
National Instruments Corp.	(5,600)	(187)
* Lam Research Corp.	(5,000)	(187)
* Monster Worldwide Inc.	(10,700)	(178)
Activision Blizzard Inc.	(14,700)	(177)
Amphenol Corp. Class A	(4,200)	(177)
* Electronic Arts Inc.	(9,300)	(174)

Applied Materials Inc.	(12,700)	(171)
Automatic Data Processing Inc.	(3,800)	(169)
* Cadence Design Systems Inc.	(25,200)	(168)
* MEMC Electronic Materials Inc.	(10,900)	(167)
* Dell Inc.	(10,900)	(164)
* Adobe Systems Inc.	(4,500)	(159)
* Agilent Technologies Inc.	(4,200)	(144)
* Cree Inc.	(1,800)	(126)
* Autodesk Inc.	(3,800)	(112)
* Red Hat Inc.	(3,600)	(105)
Linear Technology Corp.	(3,700)	(105)
* FLIR Systems Inc.	(3,600)	(101)
* Akamai Technologies Inc.	(3,100)	(97)
* VeriSign Inc.	(3,400)	(88)
* Novellus Systems Inc.	(3,300)	(82)
* Cisco Systems Inc.	(3,000)	(78)
* Equinix Inc.	(700)	(68)
* EMC Corp.	(3,300)	(60)
Mastercard Inc. Class A	(200)	(51)
Corning Inc.	(1,700)	(34)
* NCR Corp.	(2,000)	(28)
* Genpact Ltd.	(1,600)	(27)
* Rambus Inc.	(1,200)	(26)
Fidelity National Information Services Inc.	(1,100)	(26)
DST Systems Inc.	(600)	(25)
* TiVo Inc.	(1,400)	(24)
* Varian Semiconductor Equipment Associates Inc.	(700)	(23)
		(7,662)
Materials (-6.6%)
Monsanto Co.	(12,000)	(857)
Nucor Corp.	(9,500)	(431)
Praxair Inc.	(5,100)	(423)
Weyerhaeuser Co.	(9,200)	(416)
Mosaic Co.	(6,000)	(365)
Alcoa Inc.	(23,600)	(336)
Dow Chemical Co.	(6,400)	(189)
Compass Minerals International Inc.	(2,200)	(176)

Air Products & Chemicals Inc.	(2,200)	(163)
United States Steel Corp.	(2,500)	(159)
Vulcan Materials Co.	(3,300)	(156)
Royal Gold Inc.	(3,300)	(152)
Martin Marietta Materials Inc.	(1,800)	(150)
* Titanium Metals Corp.	(7,600)	(126)
Allegheny Technologies Inc.	(2,300)	(124)
Cliffs Natural Resources Inc.	(1,600)	(113)
Celanese Corp. Class A	(2,500)	(80)
Aptargroup Inc.	(1,900)	(75)
Eagle Materials Inc.	(2,200)	(58)
Commercial Metals Co.	(3,600)	(54)
Steel Dynamics Inc.	(1,200)	(21)
		(4624)
Telecommunication Services (-3.4%)
Verizon Communications Inc.	(39,200)	(1216)
* American Tower Corp. Class A	(9,100)	(388)
* SBA Communications Corp. Class A	(6,200)	(224)
* Crown Castle International Corp.	(5,400)	(206)
* Leap Wireless International Inc.	(9,500)	(155)
* NII Holdings Inc.	(2,900)	(121)
Windstream Corp.	(8,400)	(91)
		(2,401)
Utilities (-4.6%)
Southern Co.	(17,300)	(574)
Dominion Resources Inc.	(11,900)	(489)
Exelon Corp.	(9,500)	(416)
EQT Corp.	(8,500)	(349)
Alliant Energy Corp.	(5,700)	(190)
ITC Holdings Corp.	(3,300)	(181)
Westar Energy Inc.	(7,500)	(167)
Great Plains Energy Inc.	(9,000)	(167)
Duke Energy Corp.	(10,200)	(166)
Wisconsin Energy Corp.	(3,100)	(153)
SCANA Corp.	(3,500)	(132)
Sempra Energy	(2,200)	(110)
* Dynegy Inc. Class A	(76,300)	(96)

	Aqua America Inc.	(3,600)	(63)
			(3,253)

	Total Common Stocks Sold Short
	(Proceeds $52,994)		(60,058)

	Temporary Cash Investment (8.9%)

1	Vanguard Market Liquidity Fund, 0.183%
	(Cost $6,254)	6,253,772	6,254

†	Other Assets and Liabilities -Net (86.1%)		60,757
	Net Assets (100%)		70,577

* Non-income-producing security.
† Long security positions with a value of $37,447,000 and cash of $60,598,000 have been segregated in connection with securities sold short.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At March 31, 2010, the cost of long security positions for tax purposes was $60,097,000. Net unrealized appreciation of long security positions for tax purposes was $9,781,000, consisting of unrealized gains of $10,931,000 on securities that had risen in value since their purchase and $1,150,000 in unrealized losses on securities that had fallen in value since their purchase. Tax-basis net unrealized depreciation on securities sold short was $8,841,000 consisting of unrealized gains of $1,120,000 on securities that had fallen in value since their sale and $9,961,000 in unrealized losses on securities that had risen in value since their sale.

Short Sales: Short Sales are the sales of securities that the fund does not own. The fund may sell a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONTGOMERY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 21, 2010

VANGUARD MONTGOMERY FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 21, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.